LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 6 – LOANS PAYABLE

The Company had loans outstanding on September 30, 2021 and December 31, 2020, as follows:

Short Term

	September 30,2021	Dec. 31, 2020
Loan Builder (a)	$-	$14,072
Sterling Line of Credit (a)	46,549	-
Credit Line - Blue Vine (a)	-	6,468
Total loans payable	$46,549	$20,540

(a)	Represents notes payable from factoring with varying rates of interest and fees, and no set minimum monthly payments

Long Term

As of September 30, 2021, the Company had $529,065 in long term loans outstanding compared to $149,900 as of December 31, 2020. On May 21, 2020, the Company received a loan from the Small Business Administration of $150,000 (the “SBA Loan”). The SBA Loan bears interest at 3.75% per annum and is payable over 30 years with all payments of principal and interest deferred for the first 12 months. During the three months ended March 31, 2021 the Company received an additional forgivable PPP loan amounting to $29,165.

NOTE 6 – LOANS PAYABLE

The Company had various loans outstanding on December 31, 2020, and 2019 – all were short-term in nature, with varying rates of interest and fees, and no set minimum monthly payments, as follows:

	2020	2019
Credit Line - BlueVine	14,072	12,287
Credit Line – Loan Builder	6,468	86,184
Total loans payable	$20,540	$98,471